Related Parties - Disclosure of Transactions with Related Parties (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	R 8	R 7
Purchases and services acquired from related parties	74	78
Joint operations
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	8	7
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	R 74	R 78